Restructuring Costs and Employee Termination Benefits - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 18.7
Restructuring charges	63.8
Minimum
Restructuring Cost and Reserve [Line Items]
Additional pretax costs	5
Expected cash payment	22
Additional expected cash payment	1
Maximum
Restructuring Cost and Reserve [Line Items]
Additional pretax costs	6
Expected cash payment	24
Additional expected cash payment	2
BiMetals Business [Member]
Restructuring Cost and Reserve [Line Items]
Proceed from the sale of certain assets of business	23.0
Estimated fair value of the note	9.8
Note received	4.7
Identified intangible assets	2.9
Goodwill allocated	6.5
Net gain on the transaction	$ 18.7